Share-Based Payments (Schedule Of Information Related To Restricted Stock Granted As Part Of DVD Arrangements) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Granted (shares)	350,000
Vested (shares)	195,000
Unvested (shares)	604,000	527,000
Dvd Arrangements [Member]
Granted (shares)	493,348
Vested (shares)	221,009
Unvested (shares)	272,339
Sony [Member]
Granted (shares)	193,348
Vested (shares)	116,009
Unvested (shares)	77,339
Remaining Vesting Period	1 year 7 months 6 days
Paramount [Member]
Granted (shares)	300,000
Vested (shares)	105,000
Unvested (shares)	195,000
Remaining Vesting Period	2 years